MORGAN STANLEY PATHWAY FUNDS

SUPPLEMENT DATED NOVEMBER 17, 2023,

TO THE STATUTORY AND SUMMARY PROSPECTUS DATED JANUARY 1, 2023

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

LARGE CAP EQUITY FUND

Columbia Management Investment Advisers, LLC (“Columbia”) is no longer investment sub-adviser of the Large Cap Equity Fund (the “Fund”). As such, all references to Columbia are removed from the Prospectus.

Further, Principal Asset Management (“Principal”) will commence as a new investment sub-adviser to the Fund.

Accordingly, the following information is hereby added to the chart in the section titled “Sub-advisers and portfolio managers” related to the Large Cap Equity Fund on page 5 of the Prospectus:

Portfolio Manager	Sub-Adviser or Adviser	Fund’s Portfolio Manager Since
Bill Nolin, CFA®, CIO, Portfolio Manager	Principal	2023
Tom Rozycki, CFA®, Director of Research, Portfolio Manager	Principal	2023

In addition, the following disclosure related to the Large Cap Equity Fund in the section titled “How the Sub-advisers select the Fund’s investments” on page 55-56 of the Prospectus is hereby added in alphabetical order with respect to the other Sub-advisers:

Principal Asset Management (“Principal”)

In managing its portion of the Fund’s assets, Principal believes that a focus on high quality companies led by owner-operators with attractive valuations and strong business fundamentals, alongside a valuation discipline, has the potential to deliver consistent long-term outperformance. Principal employs fundamental analysis with a focus on risk-adjusted returns over full market cycles to identify stocks within the market that align with its investment philosophy.

Finally, the following disclosure in the sub-section titled “The Sub-advisers” under the section titled “Fund Management” related to the Large Cap Equity Fund on pages 90-94 of the Prospectus is hereby added in alphabetical order with respect to the other Sub-advisers:

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
Large Cap Equity Fund	Principal Asset Management (“Principal”) 801 Grand Avenue, Des Moines, Iowa 50392	11%	Bill Nolin, CFA® - CIO, Portfolio Manager Bill is the chief investment officer for Principal Aligned. He has served as lead portfolio manager of the MidCap strategy since 1999. Bill and his dedicated investment team subsequently introduced the Aligned Blue Chip strategy in 2012, utilizing the same philosophy and process while extending the team’s reach to larger companies. Bill joined Principal in 1993 in corporate credit research and transitioned to equities research in 1996. He earned	2023

Fund	Sub-Adviser or Adviser	Percentage	Fund Manager/Fund Management Team Members, Title, Past 5 years’ business experience	Fund Manager Since
			his MBA from the Yale School of Management, and a bachelor’s degree in finance from the University of Iowa. Bill is a CFA® charterholder and a member for the CFA® Institute.
			Tom Rozycki, CFA® - Director of Research, Portfolio Manager Tom is the director of research for Principal Aligned. He is responsible for coordinating the research effort at Principal Aligned and also serves as portfolio manager for the team’s strategies. Tom joined the firm in 2001. He received his bachelor’s degree in finance from Drake University. Tom is a CFA® charterholder and a member for the CFA® Institute.	2023

There are no other changes to the Prospectus.

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MORGAN STANLEY PATHWAY FUNDS

SUPPLEMENT DATED NOVEMBER 17, 2023,

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JANUARY 1, 2023

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI. To the extent that the following information is inconsistent with that contained in the SAI, this supplement supersedes the SAI.

Large Cap Equity Fund

Columbia Management Investment Advisers, LLC (“Columbia”) is no longer investment sub-adviser of the Large Cap Equity Fund (the “Fund”). As such, all references to Columbia are removed from the Prospectus.

Further, Principal Asset Management (“Principal”) will commence as a new investment sub-adviser to the Fund.

Accordingly, the following is added to the disclosure related to the Large Cap Equity Fund in the sub-section titled “Other Accounts Managed by Portfolio Managers” in the section titled “Portfolio Manager Disclosure” beginning on page 64 of the SAI, in alphabetical order with respect to the other Sub-advisers:

Principal Asset Management (“Principal”)

Portfolio Manager(s)[1,2]	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts

	Accounts	Assets (m)	Accounts	Assets (m)	Accounts	Assets (m)

Bill Nolin, CFA®	8	$29,920.82	56	$11,027.37	14	$901.71
Tom Rozycki, CFA®	8	$29,920.82	56	$11,027.37	14	$901.71

The Number of Accounts includes SMA/UMA models which are used by 25 Sponsors covering 52 client mandates. The investment team is focused on managing the models and supporting Sponsor needs.

In addition, the following is added to the information under the section titled “Portfolio Manager Compensation” beginning on page 76 of the SAI, in alphabetical order with respect to the other Sub-advisers:

Principal Asset Management (“Principal”)

Principal Asset Management offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels.

The incentive component is well aligned with client objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling three-year and five-year periods, calculated quarterly. Emphasis is placed on longer term results, with the three-year and five-year results each comprising 50% weights. Quarterly measurement of rolling period results reinforces our longer-term orientation, avoiding undue attention to seasonal or calendar year considerations.

The remaining portion of variable compensation is discretionary and is based on individual contributions and the overall results of Principal Aligned. Under this structure, business metrics are aligned specifically with the results of Principal Aligned rather than the broader parent organization. The structure is uniformly applied among all investment professionals. For portfolio managers and senior professionals, a portion of incentive compensation may be deferred; 40% of the deferred compensation is awarded in Principal Financial Group (“PFG”) restricted stock units and the other 60% is required to be invested into funds managed by the team, via a co-investment, or mutual fund deferral program. Both vehicles have a three-year vesting period.

The benefits of this structure are three-fold. First, the emphasis on investment performance as the largest driver of variable compensation provides strong alignment of interests with client objectives. Second, the discretionary profit sharing element allows flexibility to retain key personnel at times when our investment strategies may be temporarily out of favor. Third, the overall measurement framework and the deferred component for senior professionals is well aligned with our desired focus on longer term results, co-investment alongside clients, collaboration, and team development.

Compensation is based on pre-tax performance.

Finally, the following is added to the information under the section titled “Potential Conflicts of Interest” beginning on page 91 of the SAI:

Principal Asset Management (“Principal”)

As a fiduciary, we seek to avoid conflicts of interest with our clients and disclosure of all material conflicts of interest between us and our clients that could affect the advisory relationship. Principal shall address any known conflicts of interest in its trading practices by disclosure to clients and/or investors within required disclosure documents such as Principal Asset Management Form ADV or Fund offering documents, when necessary.

From a technical perspective, while Principal Asset Management does not have a separate conflict of interest policy that addresses sustainability risks directly, Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) requires advisers to develop an internal compliance program and maintain a written set of policies and procedures reasonably designed to prevent, detect and correct violations of the Advisers Act and rules thereunder. These policies and procedures are reviewed no less frequently than annually to determine their overall adequacy and effectiveness. In addition, the Advisers periodically test the effectiveness of the written compliance policies and procedures as required by Rule 206(4)-7. As a registered investment adviser, Principal Asset Management takes its fiduciary obligations seriously and seeks to identify and mitigate and/or disclose material risks. In support, conflicts of interest identification practices are embedded within a variety of our policies and procedures and, while sustainability risks are not specifically itemized, consideration is afforded to risks and conflicts as they arise. For example, to assist in sustainability-related conflict identification, Principal Asset Management has developed an ESG Oversight Committee to review and address identified material issues. Additionally, the firm seeks to disclose material risks no less than annually through our Form ADV filing, within Part 2A, as well as within other relevant disclosure documents.

There are no other changes to the SAI.

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